Note 2 - Basis of Presentation (Details Textual)	12 Months Ended
Dec. 31, 2017
North Country Gold Corp [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Homestake Resource Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Corisur Peru, S.A.C [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Sombero Minerales, S.A.C [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Homestake Royalty Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%